Prudential Day One 2045 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 49.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	113,062	$1,264,029
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	404,413	7,089,364
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	226,531	2,054,638
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	287,295	4,522,020
		14,930,051
Fixed Income — 20.7%
PGIM Core Conservative Bond Fund (Class R6)	126,978	1,023,443
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	193,349	1,388,244
PGIM TIPS Fund (Class R6)	163,520	1,321,241
PGIM Total Return Bond Fund (Class R6)	226,658	2,529,508
		6,262,436
International Equity — 29.9%
PGIM Global Real Estate Fund (Class R6)	94,267	1,528,074
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	190,483	1,939,121
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	460,752	5,588,925
		9,056,120

Total Long-Term Investments (cost $28,202,626)		30,248,607

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $25,470)	25,470	25,470

TOTAL INVESTMENTS 100.0% (cost $28,228,096)(wa)		30,274,077
Other assets in excess of liabilities 0.0%		257

Net Assets 100.0%		$30,274,334

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds